KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,979,370	$ 1,472,483
Share-based incentives	480,450	2,952,993
Total	$ 2,459,820	$ 4,425,476